DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 3,748	$ 1,594
Liability Derivatives - Fair Value	2,293	1,990
Interest expense	(59,840)	(45,511)	$ (29,831)
Realized gain (loss)	1,851	3,363	(2,429)
Gain (loss) on derivatives	145	(675)	(6,939)
Interest Rate Swap [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	2,864	1,502
Liability Derivatives - Fair Value	1,914	1,777
Interest expense	(1,705)	(1,807)	(2,127)
Unrealized fair value gain (loss)	1,225	(38)	(394)
Currency Swap [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	83	0
Liability Derivatives - Fair Value	66	213
Unrealized fair value gain (loss)	25	(27)	(251)
Realized gain (loss)	204	(3)	68
Forward Freight Agreements [Member]
Derivative [Line Items]
Realized gain (loss)	(517)	42	(606)
Bunker derivatives [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	801	92
Liability Derivatives - Fair Value	313	0
Unrealized fair value gain (loss)	291	2,676	(1,776)
Realized gain (loss)	$ 622	$ (1,518)	$ (1,853)